UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21665
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Hatteras Multi-Strategy TEI Fund, L.P.
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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324
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Date of fiscal year end: March 31
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Date of reporting period: December 31, 2008
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently  valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Multi-Strategy TEI Fund, L.P

Schedule of Investments December – December 31, 2008 (Unaudited)

Hatteras Multi-Strategy TEI Fund, L.P.(1)

Investments in the Hatteras Master Fund, L.P., at value - (Cost $331,040,217)	$273,575,197
Liabilities in excess of other assets -	(823,724)

Net Assets – 100.00%	$272,751,473

Hatteras Multi-Strategy Offshore Fund, LDC(2)

Investments in the Hatteras Master Fund, L.P., at value - (Cost $331,040,217)	$273,575,197
Liabilities in excess of other assets –	(591,782)

Net Assets – 100.00%	$272,983,415

(1)	Invests the majority of its assets in Hatteras Master Fund, L.P

(2)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below
Hatteras Master Fund, L.P

Schedule of Investments - December 31, 2008 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:
Absolute Return (17.76%)
Energy and Natural Resources (13.63%)
Enhanced Fixed Income (17.22%)
Opportunistic Equity (29.66%)
Private Equity (12.96%)
Real Estate (10.28%)
Short-Term Investment (3.28%)

	Cost	Fair Value
Investments in Underlying Funds (101.51%)
Absolute Return (17.76%)
Black River Commodity Multi Strategy Fund, L.P. a, b	$477,330	$531,419
Broad Peak Fund, L.P. a, b	12,000,000	11,126,588
Citadel Derivatives Group Investors, LLC a, b	3,413,210	5,494,558
Citadel Wellington Partners, LLC a, b	29,747,987	16,437,731
Courage Special Situations Fund, L.P. a, b	4,827,675	4,163,020
D.E. Shaw Composite Fund, LLC a, b	23,000,000	22,174,703
Eton Park Fund, L.P. a, b	19,000,000	17,668,160
JANA Partners Qualified, L.P. a, b	92,329	52,556
Marathon Fund, L.P. a, b	11,121,137	7,330,586
Montrica Global Opportunities Fund, L.P. a, b	16,000,000	12,464,063
OZ Asia Domestic Partners, L.P. a, b	15,000,000	11,894,220
Paulson Advantage, L.P. a, b	28,000,000	33,232,741
Paulson Partners Enhanced, L.P. a, b	7,000,000	11,847,596
Perry Partners, L.P. a, b	10,404,723	7,639,874
Smith Breeden Mortgage Partners, L.P. a, b	14,413,258	5,569,867
Stark Investments, L.P. a, b	12,000,000	10,115,315
Waterstone Market Neutral Fund, L.P. a, b	18,000,000	19,006,418
Whitebox Diversified Convertible Arbitrage Fund, L.P. a, b	19,000,000	14,589,071
		211,338,486

Energy and Natural Resources (13.63%)
Arclight Energy Partners Fund III, L.P. b	$4,370,803	$4,228,116
Blackrock SSR Energy and Natural Resources Hedge Fund, L.P. a, b	19,700,000	7,576,240
Cadent Energy Partners II, L.P. a, b	2,318,142	2,057,558
CamCap Resources, L.P. a, b	18,000,000	8,829,396
Canaan Natural Gas Fund X, L.P. a, b	2,197,250	2,189,987
Centennial Energy Partners, L.P. a, b	15,000,000	4,826,698
Chilton Global Natural Resources Partners, L.P. a, b	24,000,000	17,558,384
ETF- Market Vectors Gold Miners c	4,998,858	5,166,700
ETF- SPDR S&P Oil & Gas Exploration & Production c	4,999,255	5,203,302
EnerVest Energy Institutional Fund X-A, L.P. b	2,178,934	2,468,717
EnerVest Energy Institutional Fund XI-A, L.P. b	4,132,434	3,766,910
Intervale Capital Fund, L.P. a, b	1,606,819	2,056,820
Merit Energy Partners F-II, L.P. b	468,811	507,034
NGP Energy Technology Partners, L.P. a, b	825,150	938,488
Natural Gas Partners IX, L.P. b	1,806,453	1,581,063
Natural Gas Partners VIII, L.P. b	3,216,610	3,761,730
NGP Midstream & Resources, L.P. b	2,480,341	2,544,514
Ospraie Special Opportunities Fund, L.P. a, b	5,000,000	4,685,401
Pine Brook Capital Partners, L.P. a, b	1,658,618	1,383,532
Quantum Energy Partners IV, L.P. a, b	2,180,001	2,046,356
Quantum Energy Partners V, L.P. a, b	1,308,190	1,271,166
Sentient Global Resources Fund III, L.P. a, b	4,144,562	3,799,217
Southport Energy Plus Partners, L.P. a, b	23,083,819	27,209,768
TPF II L.P. a, b	6,603,251	5,915,569
Touradji Global Resources Fund, L.P. a, b	27,500,000	30,737,211
Treaty Oak Partners, L.P. a, b	14,000,000	7,332,710
		162,380,438
Enhanced Fixed Income (17.22%)
Anchorage Crossover Credit Fund, L.P. a, b	20,000,000	14,507,825
Anchorage Short Credit Fund II, L.P. a, b	12,000,000	21,392,990
BDCM Partners I, L.P. a, b	31,500,000	24,678,102
Contrarian Capital Fund I, L.P. a, b	15,880,064	13,298,058
CPIM Structured Credit Fund 1000, L.P. a, b	1,042,483	304,875
D.B. Zwirn Special Opportunities Fund, L.P. a, b	8,092,619	6,940,859
Drawbridge Special Opportunities Fund, L.P. a, b	17,000,000	13,938,547
Halcyon European Structured Opportunities Fund L.P. a, b	16,000,000	7,197,054
Harbinger Capital Partners Fund I, L.P. a, b	14,567,661	10,327,493
Lazard Emerging Income Plus, LTD b	10,506,794	8,934,729
Marathon Special Opportunities Fund, L.P. a, b	14,937,116	11,369,813
McDonnell Loan Opportunity Fund a, b	10,000,000	2,474,489
Ore Hill Fund II, L.P. a, b	5,918,999	4,274,353
Prospect Harbor Credit Partners, L.P. a, b	20,000,000	7,764,473

Hatteras Master Fund, L.P

Schedule of Investments - December 31, 2008 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Enhanced Fixed Income (17.22%) (continued)
	Cost	Fair Value

Standard Pacific Asymmetric Opportunities Fund, L.P. a, b	$23,000,000	$28,200,595
Strategic Value Restructuring Fund, L.P. a, b	15,428,312	12,830,293
The Rohaytyn Group Local Currency Opportunity Partners, L.P. a, b	18,000,000	16,641,087
Venor Capital Partners, L.P. a, b	76,779	52,226
		205,127,861
Opportunistic Equity (29.66%)
Algebris Global Financials Fund, L.P. a, b	24,000,000	19,212,507
Artis Technology Qualified 2X (Institutional), L.P. a, b	10,500,000	11,665,782
Asian Century Quest Fund (QP) L.P. a, b	25,000,000	24,354,926
Boyer Allan Greater China Fund, L.P. a, b	5,000,000	4,670,000
JANA Nirvana Fund LP a, b	4,315,800	3,585,134
Criterion Horizons Fund, L.P. a, b	14,000,000	12,380,393
CRM Windridge Partners, L.P. a, b	14,522,017	14,711,764
D.E. Shaw Oculus Fund LLC a, b	25,000,000	29,915,956
Drawbridge Global Macro Fund, L.P. a, b	66,537	65,110
Ellerston Global Equity Managers Fund (US), L.P. a, b	13,000,000	11,248,501
GMO Mean Reversion Fund, L.P. a, b	6,770,065	10,369,370
Gracie Capital L.P. a, b	465,355	279,478
Gradient Europe Fund, L.P. a, b	13,500,000	3,668,678
Great Point Biomedical Value Fund, L.P. a, b	15,500,000	11,407,617
HealthCor, L.P. a, b	17,000,000	22,040,703
Liberty Square Strategic Partners IV (Asia), L.P. a, b	16,000,000	10,366,101
Miura Global Partners I, L.P. a, b	26,000,000	26,767,104
Penta Asia Domestic Partners, L.P. a, b	27,000,000	18,227,243
Samlyn Onshore Fund, L.P. a, b	18,000,000	21,772,569
Sansar Capital, L.P. a, b	19,000,000	10,418,226
SCP Ocean Fund, L.P. a, b	9,002,947	11,147,420
SR Global Fund, L.P. (Class B) Asia a, b	6,269,224	5,017,771
SR Global Fund, L.P. (Class C) International a, b	7,457,674	10,917,468
SR Global Fund, L.P. (Class F) Europe a, b	11,719,713	6,894,867
SR Global Fund, L.P. (Class G) Emerging a, b	12,281,970	12,530,557
Talaris (U.S.) Fund, L.P. a, b	1,062,155	772,647
The Raptor Global Fund, L.P. a, b	13,000,000	10,549,161
The Russian Prosperity Fund a, b	10,000,000	2,707,004
Viking Global Equities, L.P. a, b	11,500,000	12,418,582
Visium Long Bias Fund, L.P. a, b	18,964,983	13,139,398
		353,222,037

Private Equity (12.96%)

ABRY Advanced Securities Fund, L.P. a, b	$2,790,856	$2,474,396
ABRY Partners VI L.P. a, b	1,476,348	1,475,492
Accel-KKR Capital Partners III, L.P. a, b	1,298,109	1,198,216
Actis Umbrella Fund, L.P. b	2,103,273	1,943,000
BDCM Opportunity Fund II, L.P. a, b	1,799,246	1,362,734
Brazos Equity Fund II, L.P. b	2,931,219	2,896,681
Brazos Equity Fund III, L.P. b	80,805	0
Carlyle Japan International Partners II, L.P. a, b	522,970	406,574
CDH Venture Partners II, L.P. a, b	1,400,699	1,248,999
CJIP II Co-Invest, L.P. a, b	107,197	96,844
Carlyle Partners V, L.P. a, b	2,890,192	2,521,030
Claremont Creek Ventures, L.P. a, b	970,416	987,201
Claremont Creek Ventures II, L.P. a, b	154,375	111,150
Crosslink Crossover Fund IV, L.P. a, b	3,818,586	4,942,119
Crosslink Crossover Fund V, L.P. a, b	10,584,676	8,730,934
Dace Ventures I, L.P. a, b	1,038,927	857,418
Darwin Private Equity I, L.P. b	1,584,283	1,045,650
Encore Consumer Capital Fund, L.P. b	2,481,262	2,402,580
Exponent Private Equity Partners II, L.P. a, b	2,315,653	1,989,045
Fairhaven Capital Partners, L.P. a, b	1,212,601	985,306
Gavea Investment Fund II A, L.P. a, b	5,000,000	3,188,133
Gavea Investment Fund III A, L.P. a, b	10,000,000	8,573,780
Great Point Partners I, L.P. b	1,249,455	1,072,136
Halifax Fund II, L.P. b	1,239,935	1,530,888
Hancock Park Capital III, L.P. b	3,000,000	2,402,808
Healthcor Partners Fund, L.P. a, b	1,432,417	1,232,961
Hillcrest Partners Fund, L.P. a, b	278,992	80,213
Hony Capital Fund 2008, L.P. a, b	658,965	548,594
Integral Capital Partners VII, L.P. a, b	6,000,000	5,333,857
Integral Capital Partners VIII, L.P. a, b	10,000,000	6,653,858
Lehman Brothers Venture Partners V, L.P. a, b	1,214,928	1,112,925
Lighthouse Capital Partners VI, L.P. a, b	3,875,000	3,825,538
Mid Europa Fund III, L.P. a, b	1,510,060	1,385,620
OCM European Principal Opportunties Fund, L.P. a, b	3,720,307	5,100,975
OCM Mezzanine Fund II, L.P. b	3,990,477	4,084,367
Orchid Asia IV, L.P. a, b	1,888,166	1,687,571
Pipe Equity Partners, LLC a, b	33,824,693	30,496,276
Private Equity Investment Fund IV, L.P. b	2,930,068	3,104,857
RoundTable Healthcare Partners II, L.P. a, b	1,128,158	1,044,686
Saints Capital VI, L.P. a, b	3,269,966	3,092,651
Sanderling Venture Partners VI Co-Investment Fund, L.P. a, b	480,965	470,647

Hatteras Master Fund, L.P

Schedule of Investments - December 31, 2008 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Private Equity (12.96%) (continued)
	Cost	Fair Value

Sanderling Venture Partners VI, L.P. a, b	$693,208	$1,110,781
Sterling Capital Partners Venture Fund II, L.P. b	1,491,319	1,613,997
Sterling Capital Partners III, L.P. a, b	1,458,142	1,102,414
Strategic Value Global Opportunities Fund I-A, L.P. a, b	2,384,090	2,120,158
The Column Group, L.P. b	678,470	419,779
Trivest Fund IV, L.P. a, b	1,893,882	1,640,742
VCFA Venture Partners V, L.P. b	3,404,320	3,468,383
VCFA Private Equity Partners IV, L.P. b	1,235,418	1,399,462
Valiant Capital Partners, L.P. a, b	15,578,632	16,645,083
Voyager Capital Fund III, LP b	768,622	709,225
Zero2IPO China Fund II, L.P. a, b	500,000	427,560
		154,356,294
Real Estate (10.28%)
Arminius Moat, L.P. a, b	5,014,467	4,797,149
Benson Elliot Real Estate Partners II, L.P. a, b	3,020,074	3,200,309
Carlyle Distressed RMBS Partners L.P. a, b	13,090,988	12,990,071
Colony Investors VII, L.P. b	2,829,420	2,365,900
Colony Investors VIII, L.P. a, b	6,076,587	3,173,800
DaVinci Corporate Opportunity Partners, L.P. a, b	2,619,934	2,617,729
Forum European Realty Income III, L.P. b	1,086,145	885,489
Greenfield Acquisition Partners V, L.P. a, b	2,142,000	2,061,040
GTIS Brazil Real Estate Fund, L.P. a, b	1,048,184	634,466
ING Clarion Global, L.P. a, b	9,283,925	9,172,762
JREIT Enhanced LLC a, b	10,000,000	5,708,048
New City Asia Partners (T), L.P. a, b	5,249,559	4,495,297
Northwood Real Estate Co-Investors, L.P. a, b	155,579	138,612
Northwood Real Estate Partners, L.P. a, b	659,447	437,796
Oak Hill REIT Plus, L.P. a, b	11,000,000	13,247,609
ORBIS Real Estate Fund I a, b	3,056,897	2,455,183
Patron Capital L.P. III a, b	1,109,329	943,332
Phoenix Asia Real Estate Investments II, L.P. a, b	5,392,387	5,379,504
Rockwood Capital Real Estate Partners Fund VII, L.P. a, b	3,536,418	2,727,744
Security Capital Preferred Growth, Inc. b	1,553,874	272,537
Square Mile Partners III, L.P. a, b	2,799,097	2,672,671
TCW Special Mortgage Credits Fund L.P. a, b	20,230,904	16,584,337
Third Avenue Real Estate Opportunities Fund, L.P. a, b	21,000,000	9,243,272
Transwestern Mezzanine Realty Partners II, LLC b	1,843,736	1,170,800
Transwestern Mezzanine Realty Partners III, LLC b	1,442,374	1,442,374
WCP Real Estate Fund I, L.P. a, b	4,863,515	4,785,397
WCP Real Estate Strategies Fund, L.P. a, b	11,000,000	8,859,288
	151,104,841	122,462,516

Total investments in Underlying Funds (Cost $1,415,462,423) (101.51%)		1,208,887,632

Short-Term Investments (3.28%)

Federated Prime Obligations Fund #10	39,085,653	39,085,653

Total Short-Term Investments (Cost $39,085,653) (3.28%)		39,085,653

Total Investments (Cost $1,454,548,076) (104.79%)		1,247,973,285

Liabilities in excess of other assets (-4.79%)		(57,002,737)

Partners' capital – 100.00%		$1,190,970,548

a- Non-income producing
b-Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
c-Exchange Traded Funds held in custody by Deutsche Bank N.A.

Total cost and fair value of restricted underlying funds as of December 31, 2008 was $1,415,462,423 and $1,208,887,632, respectively.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective April 1, 2008, the Fund adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at fair value:

	Investments in Investment Funds	Other Financial Instruments*
Valuation Inputs

Level 1 - Quoted Prices	$10,370,002	$-

Level 2 - Other Significant Observable Inputs	-	39,085,653

Level 3 - Significant Unobservable Inputs	1,198,517,630	-

Total	$1,208,887,632	$39,085,653

*  Other financial instruments include short-term investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of April 1, 2008	$1,086,374,717
Realized loss	(28,398,370)
Net purchases of investments	409,171,913
Net change in unrealized depreciation	(268,630,630)
Balance as of December 31, 2008	$1,198,517,630

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy TEI Fund, L.P.

By (Signature and Title)* /s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date February 27, 2009

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date February 27, 2009

By (Signature and Title)* /s/ R. Lance Baker
R. Lance Baker, Chief Financial Officer
(principal financial officer)

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.